Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Beginning balance, Shares	31,811
Ending balance, Shares	31,811	31,811
Beginning balance	£ 93,420	£ 21,387	£ 25,241
Ending balance	86,709	93,420	21,387
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	79,236	304	42,770
Ending balance	79,236	79,236	304
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,272	663	663
Ending balance	£ 1,272	£ 1,272	£ 663